Revenue, Other Income and Other Gain - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Other Income and Other Gain [Abstract]
Bank interest income	$ 1,141	$ 1,840	$ 4,178
Other interest income	737	251	5,525
Interest income from the immediate holding company (Note 26)	31,638	16,828	10,489
Others	116	12	2,750
Total other income	$ 33,632	$ 18,931	$ 22,942